Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Long-lived assets	$ 179,866	$ 142,373	$ 114,088
US [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Long-lived assets	100,457	77,652	60,541
EMEA [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Long-lived assets	48,810	45,195	32,015
Asia Pacific [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Long-lived assets	22,101	15,572	16,092
Other [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Long-lived assets	$ 8,498	$ 3,954	$ 5,440